Herzfeld Credit Income Fund, Inc.
Schedule of Investments as of March 31, 2026 (Unaudited)

Shares or Principal Amount	Description	Fair Value

Common Stocks – 9.03% of net assets

Banking and Finance – 6.43%
170,000	Evermore Bank*[1]	2,550,000
Communications – 0.09%
327,559	Fuego Enterprises, Inc.*[1]	328
207,033	Grupo Radio Centro S.A.B. de C.V.*[1]	36,966
Construction and Related – 0.00%
20	Ceramica Carabobo Class A ADR*[1]	-
Utilities – 1.54%
44,320	Caribbean Utilies Ltd. Class A	609,400
700	Cuban Electric Company*[1]	-
Other – 0.97%
55,421	Margo Caribe, Inc.*[1]	382,405
79	Siderurgica Venezolana Sivensa, S.A. Series B*[1]	-

Total common stocks	(cost $2,987,214)	3,579,099

Exchange-Traded Funds – 1.99% of net assets
17,022	Simplify Interest Rate Hedge ETF	786,927

Total exchange-traded funds	(cost $736,872)	786,927

Preferred Stock – 3.16% of net assets
68,403	Eagle Point Credit Co., Inc., 6.75%, Perpetual	1,251,775

Total Preferred Stock	(cost $1,330,621)	1,251,775

Closed-End Funds – 55.53% of net assets
126,239	Carlyle Credit Income Fund	405,227
386,797	Eagle Point Credit Income Co., Inc.	3,651,363
438,672	FS Credit Opportunities Corp.	2,237,227
280,290	FS Specialty Lending Fund	3,506,428
148,881	Guggenheim Strategic Opportunities Fund	1,640,669
222,539	Oxford Lane Capital Corp.	2,176,431
32,990	PIMCO Access Income Fund	475,386
81,086	PIMCO Corp. Opportunity Fund	977,897
154,860	PIMCO Dynamic Income Fund	2,649,655
66,751	PIMCO Dynamic Income Opportunities Fund	863,090
61,478	PIMCO Dynamic Income Strategy Fund	1,356,205
154,499	Saba Capital Income & Opportunities Fund	1,041,323
59,545	XAI Octagon Floating Rate & Alternative Income Trust	1,022,983

Total closed-end funds	(cost $25,068,263)	22,003,884

Collateralized Fund Obligations Equity – 6.84% of net assets
1,494,722	Dawson Partners Rated Fund (RD) LP1,2,3	2,708,477

Total Collateralized Fund Obligations Equity	(cost $1,494,722)	2,708,477

Collateralized Fund Obligations Debt – 0.69% of net assets
274,309	Dawson Partners Rated Fund, Class C, 12.30%, 11/30/2040[1,2,3]	274,309

Total Collateralized Fund Obligations Debt	(cost $272,608)	274,309

Collateralized Loan Obligations Debt – 2.44% of net assets
500,000	Garnet CLO Ltd., Series 2026-5A, Class F, 10.80%, 04/20/2039 (3M SOFR + 709 bps)[1,3]	495,000
500,000	GoldenTree Loan Management LP, Series 2024-22A, 11.80%, 10/20/2037 (3M SOFR + 792 bps)[3]	470,295

Total Collateralized Loan Obligations Debt	(cost $985,400)	965,295

Collateralized Loan Obligations Equity – 10.79% of net assets
1,500,000	Brant Point CLO Ltd. Series 2025-9A, Subordinated Notes, 9.71%, 01/20/2039[1,2,3]	1,284,150
1,000,000	Diameter Capital CLO Series 2025-12A, 12.97%, 10/20/2038[1,2,3]	880,000
1,000,000	Garnet CLO Ltd., Series 2026-5A, Subordinated Notes, 8.39%, 04/20/2039[1,2,3]	840,870
500,000	Invesco CLO Ltd., Series 2022-3X, Class ER, 10.42%, 10/22/2037[2,3]	468,417
1,000,000	OCP CLO Ltd. Series 2025-46A, 8.85%, 10/15/2038[1,2,3]	800,898

Total Collateralized Loan Obligations Equity	(cost $4,496,898)	4,274,335

Bonds – 0.00% of net assets
165,000	Republic of Cuba - 4.5%, 1977 - in default*[1]	-

Total bonds	(cost $63,038)	-

Money Market Funds – 12.28% of net assets
17,362	Federated Hermes Government Obligations Fund,
	Institutional Class, 3.53%[4]	17,362
4,850,153	First American Government Obligations Fund,
	Class X, 3.58%[4]	4,850,153

Total money market funds	(cost $4,867,514)	4,867,515

Total investments	(cost $42,303,149) - 102.75% of net assets	$ 40,711,616

Liabilities in excess of other assets -	(2.75)% of net assets	(1,090,268)

Net assets -	100%	$ 39,621,348

[1] Securities have been fair valued in good faith, by the Advisor as "valuation designee", using fair value methodology approved by the Board of Directors. Fair valued securities comprised 25.88% of net assets.

      [2]    Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2026. For securities based on a published referencerate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

[3]    Securities exempt from registration under the Securities Act of 1933, and are deemed to be “restricted" securities. As of March 31, 2026, the total fair value of these securities amounts to $8,222,416, which represents 20.75% of net assets.

[4] Rate disclosed is the seven day effective yield as of March 31, 2026.
* Non-income producing